Annual Operating Expenses {- Franklin Missouri Tax-Free Income Fund} - Franklin Tax-Free Trust - TF2-22 - Franklin Missouri Tax-Free Income Fund	Jul. 01, 2021
Class A
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual Fund operating expenses	0.81%
Class A1
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual Fund operating expenses	0.66%
Class C
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.09%
Total annual Fund operating expenses	1.21%
Class R6
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual Fund operating expenses	0.53%
Advisor Class
Operating Expenses:
Management fees	0.47%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual Fund operating expenses	0.56%